SCHEDULE OF INTEREST EXPENSE DEBT (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt discount amortization				$ 31,428		$ 220,000	$ 220,000	$ 220,000
Ensysce Biosciences, Inc [Member]
Stated interest accrual	$ 117,817		$ 88,068		$ 227,197	171,507
Debt discount amortization	771,556		113,647		945,969	359,857
Total	$ 889,373		$ 201,715		$ 1,173,166	$ 531,364